Annual Total Returns - Class A	Sep. 30, 2023
Delaware Covered Call Strategy Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	10.94%
2018	(10.83%)
2019	21.65%
2010	(1.37%)
2021	16.98%
2022	(9.45%)
2023	19.26%
Delaware Global Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	4.35%
2015	2.20%
2016	1.26%
2017	23.73%
2018	(11.13%)
2019	21.55%
2010	7.70%
2021	7.67%
2022	(11.61%)
2023	14.22%
Delaware Growth and Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	7.21%
2015	(3.52%)
2016	9.43%
2017	18.09%
2018	(10.45%)
2019	25.15%
2010	(0.08%)
2021	21.50%
2022	3.09%
2023	11.97%
Delaware Hedged U.S. Equity Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	12.26%
2018	(3.22%)
2019	21.86%
2010	15.64%
2021	9.44%
2022	(13.57%)
2023	14.32%
Delaware Opportunity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	5.71%
2015	(1.18%)
2016	7.87%
2017	18.67%
2018	(15.78%)
2019	29.50%
2010	0.08%
2021	31.05%
2022	(9.55%)
2023	10.78%
Delaware Premium Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2019	9.87%
2010	(1.66%)
2021	10.19%
2022	(0.98%)
2023	10.47%